E1 Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Capital Stock

Capital stock at December 31, 2019, consisted of the following:

Capital stock
		Capital stock
Parent Company	Number of shares	(SEK million)
Class A shares	261,755,983	1,309
Class B shares	3,072,395,752	15,363
Total	3,334,151,735	16,672

Summary of Reconciliation of Number of Shares
Reconciliation of number of shares
		Capital stock
	Number of shares	(SEK million)
Number of shares Jan 1, 2019	3,334,151,735	16,672
Number of shares Dec 31, 2019	3,334,151,735	16,672

Summary of Other Reserves
Other reserves
	2019				2018
	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves
Opening balance	893	—	72	965	(1,131)	—	(91)	(1,222)
Other comprehensive income
Items that will not be reclassified to profit or loss
Revaluation of borrowings due to change in credit risk	—	—	(651)	(651)	—	—	207	207
Tax on items that will not be reclassified to profit or loss	—	—	134	134	—	—	(44)	(44)
Items that have been or may be reclassified to profit or loss
Cash flow hedges	—	(290)	—	(290)	—	—	—	—
Translation reserves
Changes in translation reserves	2,020	—	—	2,020	1,988	—	—	1,988
Reclassification to the income statement	54	—	—	54	36	—	—	36
Tax on items that have been or may be reclassified to profit or loss	—	60	—	60	—	—	—	—
Total other comprehensive income, net of tax	2,074	(230)	(517)	1,327	2,024	—	163	2,187
Total comprehensive income	2,074	(230)	(517)	1,327	2,024	—	163	2,187
Closing balance	2,967	(230)	(445)	2,292	893	—	72	965